Leases payable (Tables)	12 Months Ended
Jun. 30, 2021
Financial Lease Assets Table [Abstract]
Schedule of financial lease assets
	Nature	2021	2020
Current
Financial lease sugarcane fields	Parceria III	-	287
Operating leases - IFRS 16		30,545	25,562
		30,545	25,849
Non-current
Financial lease sugarcane fields	Parceria IV	97,223	34,011
Operating leases - IFRS 16	-	71,227	92,503
		168,450	126,514

		198,995	152,363

Schedule of changes in financial lease
	2020	Exchange variation	Inflation adjustment	Payments	New contracts	2021
Financial lease sugarcane fields – Parceria III	287	-	-	(287)	-	-
Financial lease sugarcane fields – Parceria IV	34,011	-	63,212	-	-	97,223
Operating leases – IFRS 16	118,065	(44)	9,438	(30,762)	5,075	101,772
	152,363	(44)	72,650	(31,049)	5,075	198,995

Schedule of changes in financial lease
	2019	First-time adoption - IFRS 16	Exchange variation	Unwind of present value adjustment	Payments	New contracts	2020
Financial lease sugarcane fields - Parceria III	254	-	-	33	-	-	287
Financial lease sugarcane fields - Parceria IV	20,943	-	-	13,068	-	-	34,011
Operating leases	7,156	-	-	-	(13,006)	5,850	-
Operating leases - IFRS 16	19,093	92,794	307	13,912	(37,007)	28,966	118,065
	47,446	92,794	307	27,013	(50,013)	34,816	152,363

Schedule of subsidiaries held for lease agreements
Description	Location	Currency	Lease liabilities
Parceria II	Ribeiro Gonçalves - PI	R$	10,950
Parceria III	Alto Taquari - MT	R$	30,988
Parceria IV – Arrendamento canavial	São Raimundo de Mangabeira	R$	97,223
Parceria V	São Félix do Xingu - MT	R$	23,690
Parceria VII	Baixa Grande do Ribeiro - PI	R$	27,870
Vehicle lease	N.A.	R$	1,070
Services with identified assets	N.A.	R$	2,493
Land - Other	N.A.	R$	4,170
Lease of vehicles and office in Paraguay	Asunción - Paraguay	R$	541
		R$	198,995

Schedule of future minimum lease payments
1 year	30,545
2 years	70,683
3 years	67,471
4 years	10,308
5 years	8,540
Above 5 years	11,448
198,995